Statement of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Charter revenues	$ 10,403	$ 10,403	$ 10,403
Total operating revenues	10,403	10,403	10,403
Operating expenses
Administrative expenses	50	67	56
Depreciation	2,866	2,866	2,866
Total operating expenses	2,916	2,933	2,922
Net operating income	7,487	7,470	7,481
Other income (expenses)
Interest income	3	284	1,316
Interest expense	(3,835)	(4,149)	(4,437)
Gain on termination of funding agreement	0	4,523	0
Other financial items	(6)	(98)	(374)
Amortization of deferred charges	(40)	(40)	(39)
Net other (expenses) income	(3,878)	520	(3,534)
Net income	3,609	7,990	3,947
Retained earnings at the start of year	26,000	18,010	14,063
Retained earnings at the end of year	$ 29,609	$ 26,000	$ 18,010